TAXATION (Tables)	12 Months Ended
Jun. 30, 2026
Income Tax Disclosure [Abstract]
SCHEDULE OF COMPONENT OF INCOME (LOSS) BEFORE INCOME TAX

The following tables set forth the component of income (loss) before income tax of the Company for the years ended June 30, 2026, 2025 and 2024:

	For the Years Ended June 30,
	2026	2025	2024
Income (loss) before income tax
PRC	$1,834,445	$(685,469)	$2,718,254
Cayman	(720,686)	(5,287,741)	(4,329)
Hong Kong	(196,706)	(9,432)	4,038
Total	$917,053	$(5,982,642)	$2,717,963

SCHEDULE OF INCOME TAX PROVISION

The components of the income tax provision consisted of the following:

	For the Years Ended June 30,
	2026	2025	2024
Current income tax expenses	$176,193	$-	$619,064
Deferred income tax expenses (benefits)	315,319	(269,962)	(342,875)
Total	$491,512	$(269,962)	$276,189

SCHEDULE OF EFFECTIVE INCOME TAX RATE PERCENTAGE

As the main business operations were concentrated in China, PRC statutory income tax rate was applied. The reconciliations of the PRC statutory income tax rate and the Company’s effective income tax rate were as follows:

	For the Years Ended June 30,
	2026		2025		2024
	USD	%	USD	%	USD	%
PRC statutory income tax rate	229,263	25.0%	(1,495,660)	25.0%	679,491	25.0%
Foreign Tax Effects
Statutory tax rate difference between Cayman and PRC	180,172	19.6%	1,321,935	(22.1)%	1,082	0.0%
Statutory tax rate difference between Hong Kong and PRC	16,721	1.9%	802	0.0%	(344)	(0.0)%
Effect of research and development deduction	-	-	(108,471)	1.8%	(419,364)	(15.4)%
Effect of non-deductible expenses	11,998	1.3%	11,432	(0.2)%	15,324	0.6%
Effect of valuation allowance	53,358	5.8%	-	-	-	-
Effective income tax rate	491,512	53.6%	(269,962)	4.5%	276,189	10.2%

SCHEDULE OF DEFERRED TAX ASSETS AND DEFERRED TAX LIABILITIES

As of June 30, 2026 and 2025, the significant components of the deferred tax assets and deferred tax liabilities were summarized below:

	As of June 30,
	2026	2025
Deferred tax assets
Tax losses carried forward	$433,015	$710,701
Allowance for credit losses	69,872	28,139
Accrued expenses	60,415	47,118
Lease liabilities	-	18,383
Valuation allowance	(53,936)	-
Total deferred tax assets	$509,366	$804,341

Deferred tax liability
Right-of-use assets	$(4,916)	$(18,641)
Total deferred tax liability	$(4,916)	$(18,641)
Deferred tax assets, net	$504,450	$785,700